Financial instruments - additional disclosures - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1		$ (4,896)
Balance as of December 31		(5,536)	$ (4,896)
Contingent consideration liabilities [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Additions	$ (135)
Level 3 [member] | Contingent consideration liabilities [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1		(243)	(162)
Additions		0	(135)
Accretion for passage of time		(17)	(21)
Adjustments for changes in assumptions		63	75
Payments		40	0
Balance as of December 31		$ (157)	$ (243)